Employee benefits - Movement in the post-employment medical obligations and percentage point changes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Liability for post-employment medical obligations as of the beginning of the year	$ 840	$ 985
Included in profit or loss:
Current service cost	9	9	$ 10
Interest cost	29	38
Total expense (income) recognized in profit or loss	71	75	141
Remeasurement (gains) losses:
Actuarial (gains) losses from changes in demographic assumptions	(1)	(10)	(91)
Actuarial (gains) losses from changes in financial assumptions	(302)	265	138
Total remeasurement (gains) losses	(20)	(174)	(113)
Other movements:
Total other movements	(37)	(46)
Liability for post-employment medical obligations as of the end of the year	854	840	985
Assumed discount rate
Other movements:
Increase, Increase (decrease) in the post-employment medical obligations	(205)
Decrease, Increase (decrease) in the post-employment medical obligations	224
Increase, Increase (decrease) in the net plan expense	(6)
Decrease, Increase (decrease) in the net plan expense	5
Post-employment medical benefits
Disclosure of net defined benefit liability (asset) [line items]
Liability for post-employment medical obligations as of the beginning of the year	106	105
Included in profit or loss:
Current service cost	1	1	1
Interest cost	4	4	4
Total expense (income) recognized in profit or loss	5	5	5
Remeasurement (gains) losses:
Actuarial (gains) losses from changes in demographic assumptions	(4)	(6)	(7)
Actuarial (gains) losses from changes in financial assumptions	(7)	8	(2)
Total remeasurement (gains) losses	(11)	2	(5)
Other movements:
Benefits paid by the plans	(6)	(6)
Total other movements	(6)	(6)
Liability for post-employment medical obligations as of the end of the year	94	$ 106	$ 105
Post-employment medical benefits | Assumed health care cost trend rates
Other movements:
Increase, Increase (decrease) in the net plan expense	0
Decrease, Increase (decrease) in the net plan expense	0
Increase, Increase (decrease) in the post-employment medical obligations	2
Decrease, Increase (decrease) in the post-employment medical obligations	(2)
Post-employment medical benefits | Assumed discount rate
Other movements:
Increase, Increase (decrease) in the post-employment medical obligations	(5)
Decrease, Increase (decrease) in the post-employment medical obligations	5
Increase, Increase (decrease) in the net plan expense	0
Decrease, Increase (decrease) in the net plan expense	$ 0